Taxation	6 Months Ended
Jun. 30, 2024
Disclosure of income tax [Abstract]
Taxation	Taxation

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

Current taxation
Current year	178	93
Prior year under (over) provision	6	(7)
	184	86

Deferred taxation
Current year	77	43
Change in estimate	(2)	10
Prior year under (over) provision	—	(1)
Impairment and disposal of tangible assets	—	(27)
	75	25
	259	111

Income tax uncertainties
AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country. The Group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the Group is subject to a review of its historical income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the Group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.
Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the Group.
Brazil - AGA Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the Company’s tax returns for periods from 2005 to 2016 which individually and in the aggregate are not considered to be material. Based on engagement with the Brazil Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. Serra Grande received tax assessments of $40m (Dec. 2023: $39m) relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Brazil Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.
Colombia - La Colosa
The tax treatment of exploration expenditure has been challenged by the Colombian Tax Authority which resulted in claims for taxes and penalties of $8m (Dec. 2023: $8m) pertaining to the 2010 to 2014 tax years.
These assessments were appealed in 2016 (in the case of La Colosa) and resulted in adverse judgements in the Administrative Court of
Cundinamarca in 2018, which were subsequently appealed by AngloGold Ashanti. The deduction of exploration costs is prohibited from
2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation. In July 2019, the Supreme Administrative Court (Council of State) issued a ruling that duplicate penalties may not be charged. The impact of the ruling was that certain penalties were waived.
In 2022, the Supreme Administrative Court (Council of State) ruled against the Company upon appeal and ordered it to pay $34m of additional taxes (which included interest) in respect of the 2010 and 2011 tax returns, but it fully waived any related penalties. A revised tax reform was adopted in December 2022 in Colombia, which may lead to a reduction of interest charged on outstanding tax obligations in certain circumstances. In February 2023, the Company paid $25m of additional taxes (which included interest) in respect of the 2011 income and equity tax returns, after taking into account a reduction of $6m in interest under the tax reform, in full settlement of the 2011 income and equity tax claims. In April 2023, the Company paid $3m of additional taxes (which included interest) in full settlement of the 2010 income tax claim. In February and April 2024, the Administrative Court of Cundinamarca ruled against the Company’s tax treatment of exploration expenditure in respect of its 2013 and 2014 tax returns, respectively. The Company appealed these rulings in February and May 2024, respectively. The appeals are currently pending before the Supreme Administrative Court (Council of State) for resolution and may take up to two years to be resolved. Penalties of $8m (Dec. 2023: $8m) pertaining to the 2013 and 2014 tax years were not recognised as a provision and are considered to be contingent, awaiting final judgement from the Colombian courts.
Guinea - Siguiri
The tax dispute with the Guinea Tax Authority relating to certain aspects of Société AngloGold Ashanti de Guinée S.A.’s tax return for the
2010 year of assessment totalling $8m (attributable) at 31 December 2023 was settled during the second quarter of 2024. On 25 April 2024, tax and finance representatives of the Siguiri mine met with the tax authorities and agreed to settle the matter by way of offsetting long outstanding VAT receivable balances against corporate income tax payable. A formal closure notice of the resolution of the dispute was received by Siguiri mine on 3 May 2024.
Tanzania - Geita Gold Mine
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2022 amounting to $354m (Dec.
2023: $369m). In addition, the Tanzania Revenue Authority has issued Agency Notices on various local bank accounts of the Company in
Tanzania, enforcing payments from those bank accounts, despite the matters being on appeal. In order to continue operating its bank accounts and to not impact operations, Geita made payments under protest for which a receivable of $22m (Dec. 2023: $23m) was raised.
Management has objected and appealed through various levels of the administrative processes. Management has obtained external legal advice and is of the opinion that the claims of the Tanzania Revenue Authority are unlikely to succeed.